CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
NON-CURRENT ASSETS
Intangible assets	$ 2,590.1	$ 2,748.7
Goodwill	2,127.7	2,270.0
Property, plant and equipment	549.5	441.9
Right-of-use assets	524.3	317.1
Non-current financial assets	16.8	9.2
Defined benefit pension assets	11.7	0.0
Other non-current assets	49.3	73.5
Deferred tax assets	67.6	161.7
TOTAL NON-CURRENT ASSETS	5,937.0	6,022.1
CURRENT ASSETS
Inventories	1,223.3	1,099.6
Accounts receivable, net	607.1	599.8
Prepaid expenses and other assets	213.2	162.3
Current tax assets	10.3	6.6
Cash and cash equivalents	345.4	483.4
TOTAL CURRENT ASSETS	2,399.3	2,351.7
TOTAL ASSETS	8,336.3	8,373.8
EQUITY (DEFICIT)
Share capital	18.4	642.2
Share premium	3,189.1	0.0
Capital reserve	2,789.2	227.2
Cash flow hedge reserve	19.6	(10.6)
Accumulated deficit and other	(1,017.0)	(1,019.0)
Equity (deficit) attributable to equity holders of the parent company	4,999.3	(160.2)
Non-controlling interests	9.1	3.4
TOTAL EQUITY (DEFICIT)	5,008.4	(156.8)
NON-CURRENT LIABILITIES
Non-current borrowings	790.8	1,863.4
Non-current borrowings from related parties	0.0	4,077.0
Non-current lease liabilities	439.0	250.4
Defined benefit pension liabilities	30.0	23.9
Other non-current liabilities	15.5	29.4
Non-current provisions	5.9	5.5
Non-current tax liabilities	4.9	32.1
Deferred tax liabilities	487.4	675.0
TOTAL NON-CURRENT LIABILITIES	1,773.5	6,956.7
CURRENT LIABILITIES
Other borrowings	136.5	90.0
Revolving credit facility	0.0	291.0
Current lease liabilities	116.9	89.4
Accounts payable	549.0	426.5
Other current liabilities	687.9	567.5
Current provisions	33.7	29.9
Current tax liabilities	30.4	79.6
TOTAL CURRENT LIABILITIES	1,554.4	1,573.9
TOTAL LIABILITIES	3,327.9	8,530.6
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT) AND LIABILITIES	$ 8,336.3	$ 8,373.8